Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2016. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2016 for forward contracts, and based on spot rates as of September 30, 2016 for options.

Notional Value*
Foreign exchange contracts	$1,302,260

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts

The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2016 and September 30, 2015, is as follows:

	As of September 30,
	2016	2015
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$12,780	$3,631
Other noncurrent assets	4,545	533
Accrued expenses and other current liabilities	(501)	(14,640)
Other noncurrent liabilities	(367)	(3,990)

	16,457	(14,466)
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	3,516	4,508
Accrued expenses and other current liabilities	(3,906)	(3,139)

	(390)	1,369

Net fair value	$16,067	$(13,097)

Effect of Cash Flow Hedging Instruments

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2016, 2015 and 2014, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion) Year Ended September 30,
	2016	2015	2014
Line item in consolidated statements of income:
Revenue	$(192)	$1,077	$539
Cost of revenue	(2,131)	(13,624)	15,424
Research and development	(643)	(3,621)	4,056
Selling, general and administrative	(1,175)	(4,074)	4,072

Total	$(4,141)	$(20,242)	$24,091

Changes in Net Unrealized (Losses) Gains on Cash Flow Hedges

The activity related to the changes in net unrealized (losses) gains on cash flow hedges recorded in accumulated other comprehensive income (loss), net of tax, is as follows:

	Year Ended September 30,
	2016	2015	2014
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$(12,152)	$(5,522)	$4,696
Changes in fair value of cash flow hedges, net of tax	20,911	(23,432)	9,162
Reclassification of losses (gains) into earnings, net of tax	3,755	16,802	(19,380)

Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$12,514	$(12,152)	$(5,522)

Effect of Non-Designated as Hedging Instruments

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2016, 2015 and 2014, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	Gains (Losses) Recognized in Income Year Ended September 30,
	2016	2015	2014
Line item in statements of income:
Revenue	$(67)	$339	$18
Cost of revenue	2,187	(8,668)	(3,446)
Research and development	284	(830)	(432)
Selling, general and administrative	560	(1,827)	(821)
Interest and other income (expense), net	(9,674)	30,150	9,080
Income taxes	(1,076)	1,822	657

Total	$(7,786)	$20,986	$5,056